Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 893,422	¥ 928,884
Less: allowance for doubtful accounts	(632,940)	(614,246)	¥ (557,073)
Accounts receivable, net	260,482	314,638
Real estate developers
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	892,511	927,973
Individual customers
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 911	¥ 911